       Filed with the Securities and Exchange Commission on March 2, 1998.

                                         1933 Act Registration File No. 33-91770
                                                      1940 Act File No. 811-9038

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                      ---------
         Post-Effective Amendment No.    5                                   [X]
                                      ---------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    6                                                  [X]
                      ---------


                                THE OLSTEIN FUNDS
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                    4 Manhattanville Road, Purchase, NY 10577
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (914) 701-7565

      Robert A. Olstein, President                       Copy to:
            The Olstein Funds                     Michael P. O'Hare, Esq.
          4 Manhattanville Road            Stradley, Ronon, Stevens & Young, LLP
           Purchase, NY  10577                   2600 One Commerce Square
 (Name and Address of Agent for Service)       Philadelphia, PA  19103-7098


It is proposed that this filing will become effective

      X      immediately upon filing pursuant to paragraph (b)
     ---
             on                        pursuant to paragraph (b)
     ---        ----------------------
             60 days after filing pursuant to paragraph (a)(1)
     ---
             on                        pursuant to paragraph (a)(1)
     ---        ----------------------
             75 days after filing pursuant to paragraph (a)(2)
     ---
             on                        pursuant to paragraph (a)(2) of Rule 485.
     ---        ----------------------
If appropriate, check the following box:

             This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed the notice required by Rule 24f-2 for its fiscal year ended August 31, 1997 on November 26, 1997.

                              CROSS-REFERENCE SHEET
                             Pursuant to Rule 481(a)

                                THE OLSTEIN FUNDS

                           Items Required By Form N-1A

                               PART A - PROSPECTUS


N-1A
Item No.       Item Caption                          Prospectus Caption
--------       ------------                          ------------------


     1.        Cover Page                            Cover Page



     2.        Synopsis                              Fund Expenses



     3.        Condensed Financial                   Financial Highlights
                  Information



     4.        General Description of                Investment Objective and Policies; Risks and
                    Registrant                       Special Considerations



     5.        Management of the Fund                Management of the Fund



     6.        Capital Stock and Other               Shares of Beneficial Interest; Dividends, Capital
                    Securities                       Gains Distributions and Taxes



     7.        Purchase of Securities                Determination of Net Asset Value; How to Purchase
                   Being Offered                     Shares



     8.        Redemption or Repurchase              How to Redeem Shares



     9.        Legal Proceedings                     Not Applicable

                              CROSS-REFERENCE SHEET
                             Pursuant to Rule 481(a)

                                THE OLSTEIN FUNDS

                     Items Required By Form N-1A (continued)

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

                                                     Caption in Statement of
Item No.       Item Caption                          Additional Information
--------       ------------                          -----------------------
     10.       Cover Page                            Cover Page

     11.       Table of Contents                     Table of Contents

     12.       General Information                   Not Applicable
                   and History

     13.       Investment Objectives                 The Olstein Financial Alert Fund - Investments;
                   and Policies                      Portfolio Turnover; Investment Restrictions

     14.       Management of the Registrant          Officers and Trustees of the Trust

     15.       Control Persons and Principal         Control Persons and Principal Holders
                   Holders of Securities             of Securities

     16.       Investment Advisory and               Investment Manager; Distributors; Administrator
                   Other Services

     17.       Brokerage Allocation                  Allocation of Portfolio Brokerage

     18.       Capital Stock and Other               Not Applicable
                   Securities

     19.       Purchase, Redemption and              Purchase of Shares; Redemptions
                   Pricing of Securities
                   Being Offered

     20.       Tax Status                            Taxation

     21.       Underwriters                          Distributors; Distribution Plan; Purchase of Shares

     22.       Calculation of Performance            Performance
                   Data

     23.       Financial Statements                  Financial Statements

                        THE OLSTEIN FINANCIAL ALERT FUND
                                   A SERIES OF
                                THE OLSTEIN FUNDS
                              4 MANHATTANVILLE RD.
                               PURCHASE, NY 10577
                                 (914) 701-7565
                         PROSPECTUS DATED MARCH 2, 1998


         This prospectus offers shares of The Olstein Financial Alert Fund (the "Fund"), the first series of The Olstein Funds (the "Trust"), an open-end diversified management investment company which was organized as a Delaware business trust on March 31, 1995. The primary investment objective of the Fund is to achieve long-term capital appreciation with a secondary objective of income.

         The Fund was created to provide a mutual fund format by which the public could invest according to the value-oriented philosophy developed and utilized over the past thirty years by Robert A. Olstein, the president of the Fund's investment manager, Olstein & Associates, L.P. ("Olstein & Associates" or the "Investment Manager"). This investment philosophy involves a detailed inferential analysis of company financial statements, to alert the Investment Manager to positive or negative factors affecting a company's future earnings power and value of a company's stock, which may not have been recognized by the financial markets. The philosophy was originated in the 1970s when Robert A. Olstein co-authored the "Quality of Earnings Report" service, a financial statement "alert" service for institutional investors.

         The Fund seeks to achieve its objectives by investing primarily in equity securities that the Investment Manager determines to be under-valued after an intensive analysis of a company's financial statements. The Fund may also engage in short-selling of equity securities that the Investment Manager believes are over-valued. Consistent with the secondary objective of income, in the event that suitable undervalued securities are not available, the Fund may invest in fixed-income securities until such time as desirable equity securities are identified. There can be no assurance that the Fund's investment objective will be achieved. See "Investment Objectives and Policies" and "Risks and Special Considerations."

         Fund shares may be purchased or redeemed at any time. Purchase and redemption prices are based on the net asset value per share next determined following receipt and acceptance of a purchase order or redemption request. Redemptions of shares purchased within two years may be subject to a deferred sales charge. See "Determination of Net Asset Value," "Expenses of the Fund," "How to Purchase Shares" and "How to Redeem Shares."


         This Prospectus sets forth information about the Fund that prospective investors should know before investing. The Prospectus should be read carefully and retained for future reference. More information about the Fund has been filed with the Securities and Exchange Commission, and is contained in a "Statement of Additional Information" dated March 2, 1998, which is available at no charge upon written request to the Fund. The Fund's Statement of Additional Information is incorporated herein by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    TABLE OF CONTENTS

PROSPECTUS SUMMARY ..........................................................................................................      3
         Investment Objectives ..............................................................................................      3
         Investment Manager .................................................................................................      3
         Investment Performance .............................................................................................      3
         Distributor and Transfer Agent .....................................................................................      3
         How to Purchase and Redeem Shares ..................................................................................      4
         Minimum Investment .................................................................................................      4
         Investment Management Fees .........................................................................................      4
         Risks and Special Considerations ...................................................................................      4
FUND EXPENSES ...............................................................................................................      5
FINANCIAL HIGHLIGHTS ........................................................................................................      6
INVESTMENT PERFORMANCE ......................................................................................................      7
INVESTMENT OBJECTIVES AND POLICIES ..........................................................................................      9
RISKS AND SPECIAL CONSIDERATIONS ............................................................................................     12
         Reliance on Management/Stock Market Risk ...........................................................................     12
         Short-Selling ......................................................................................................     12
         Purchasing Options .................................................................................................     12
         Illiquid Securities ................................................................................................     12
         Repurchase Agreements ..............................................................................................     13
         Portfolio Turnover..................................................................................................     13
MANAGEMENT OF THE FUND ......................................................................................................     13
         Board of Trustees ..................................................................................................     13
         Investment Manager .................................................................................................     14
         Distribution of Shares .............................................................................................     14
         Administrator, Transfer Agent, Custodian and Fund Accounting/Pricing Agent .........................................     15
         Expenses ...........................................................................................................     16
SHARES OF BENEFICIAL INTEREST ...............................................................................................     16
DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES ............................................................................     16
DETERMINATION OF NET ASSET VALUE ............................................................................................     18
HOW TO PURCHASE SHARES ......................................................................................................     18
         Purchases by Mail ..................................................................................................     19
         Purchases by Overnight or Express Mail .............................................................................     19
         Purchases by Wire ..................................................................................................     19
         Additional Investments .............................................................................................     20
         Purchases by Telephone .............................................................................................     20
         Automatic Investment Plan ..........................................................................................     20
HOW TO REDEEM SHARES ........................................................................................................     20
         Redemption by Mail .................................................................................................     21
         Redemption by Telephone ............................................................................................     23
         Systematic Withdrawal Plan .........................................................................................     23
RETIREMENT PLANS ............................................................................................................     24
         Individual Retirement Accounts ("IRAs") ............................................................................     24
         401(k) Plans and Other Defined Contribution Plans ..................................................................     25
         403(b)(7) Retirement Plans .........................................................................................     25
PERFORMANCE .................................................................................................................     25

                               PROSPECTUS SUMMARY

INVESTMENT OBJECTIVES

         The primary objective of the Fund is to achieve long-term capital appreciation with a secondary objective of income. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of under-valued equity securities as determined by the Investment Manager for the Fund. The Fund may also engage in short sales of securities that the Investment Manager believes are over-valued. During periods in which suitable undervalued equity securities are not available, the Fund may also invest in fixed-income securities.

         When evaluating stocks for the Fund's portfolio, the Investment Manager emphasizes an inferential analysis of financial statements, rather than more conventional analytical methodologies such as macro-economic analysis, management contact or market timing techniques. The Investment Manager's stock selection process emphasizes a company's financial conservatism and considers the possibility of downside risk before evaluating a stock's upside potential in its effort to achieve capital appreciation. When screening investments for the Fund's portfolio, the Investment Manager believes that the quality of a company is associated with its financial strength, its ability to provide excess cash flow, the quality of its earnings and the confidence in the predictability of the earnings based on the company's unique business fundamentals as opposed to more conventional characteristics such as size, number of years in business, sensitivity to economic cycles, industry categorization, or the volatility of its stock price. The Investment Manager similarly believes that the search for undervalued securities should not be restricted by such conventional characteristics. As a result, the Fund will invest in securities without regard to whether they are characterized as small-capitalization, large-capitalization, growth stock, cyclical stock, technology stock, or otherwise. With this approach, the Fund intends to capitalize on opportunities that develop anywhere in the equity markets. There can be no assurance that the Fund's investment objectives will be achieved. See "Investment Objectives and Policies."

INVESTMENT MANAGER

         Olstein & Associates is the investment manager of the Fund. Robert A. Olstein, the president of Olstein & Associates, has been engaged for the past thirty years as a securities analyst and portfolio manager. For fifteen years prior to the Fund's inception, Robert A. Olstein was a Senior Vice President/Senior Portfolio Manager at Smith Barney Inc., managing private employee benefit plans and individual client portfolios. In 1971, Mr. Olstein co-founded the "Quality of Earnings Report" service which pioneered the concept of using inferential financial screening techniques to analyze balance sheets and income statements to alert portfolio managers to positive and negative factors affecting a company's future earnings power and value of a company's stock, which may not yet have been recognized by the financial markets.

INVESTMENT PERFORMANCE

         Information about the performance record of the Fund since its inception, as well as the performance record of Olstein & Associates' portfolio management team for its Smith Barney Inc. separately managed accounts from December 31, 1990 through the quarter immediately preceding the commencement of the Fund's operations is included in the section of the Prospectus called "Investment Performance."

DISTRIBUTOR AND TRANSFER AGENT


         Olstein & Associates serves as principal underwriter and distributor for the Fund's shares (the "Distributor"). Firstar Trust Company ("Firstar") is the administrator, transfer agent and dividend disbursing agent for the Fund. See "Management of the Fund."


         Selected brokers, dealers, financial institutions or other entities ("Selling Dealers") may enter into agreements which permit them to sell shares of the Fund. Selling Dealers may be eligible to receive an up-front commission of up to 1.5%, which is financed solely by Olstein & Associates, and is not charged to the Fund or its shareholders. In addition, Selling Dealers may receive up to 90% of the total 12b-1 Plan fees payable by the Fund with respect to assets in the Fund attributable to investments by clients of such Selling Dealers. Such fees currently total 1.00%.

HOW TO PURCHASE AND REDEEM SHARES



         Shares of the Fund are offered continuously by the Distributor directly and through certain Selling Dealers, and may be purchased and redeemed at any time. To obtain information about purchasing or redeeming shares of the Fund, investors and dealers should contact the Fund at (800) 799-2113. Brokerage clients of Olstein & Associates may contact Olstein & Associates directly.


         The Fund does not impose front-end sales charges on purchases. Certain redemptions of Fund shares may be subject to a contingent deferred sales charge ("CDSC") if redeemed within the first two years after purchase, and investments are subject to 12b-1 Plan fees. The public offering price or redemption price of shares of the Fund is the net asset value per share next determined after the receipt and acceptance of the purchase order or redemption request. See "Expenses of the Fund" and "How to Purchase Shares."

MINIMUM INVESTMENT

         The minimum initial investment is $1,000 and subsequent investments must total at least $100. The minimum initial investment requirement for qualified tax sheltered retirement plans is $250 and $100 for subsequent investments. See "How to Purchase Shares."

INVESTMENT MANAGEMENT FEES


         The Investment Manager selects investments for and supervises the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees. For its services, the Investment Manager is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. This fee is higher than that paid by most mutual funds. The Investment Manager also provides administrative and clerical services, office space and other facilities for the Fund, and keeps certain books and records for the Fund to the extent that such services are not provided by the Administrator or other persons. See "Management of the Fund."


RISKS AND SPECIAL CONSIDERATIONS

         An investment in the Fund is subject to a number of risks, including the risk that stock prices may decline over short or even extended periods, the risk that the Investment Manager may be incorrect in its assessment of the appropriate valuation of a particular security resulting in an investment that does not perform as anticipated and the risk that the market will not recognize a security's intrinsic value for an unexpectedly long period of time.

         The Fund may engage in short sales of equity securities when the Investment Manager believes that the price of a security is over-valued and may decline. At no time will the Fund make short sales in excess of 25% of its net assets. Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. For defensive or hedging purposes, the Fund may seek to lower some of the risk associated with short sales by purchasing call options on securities sold short by the Fund, which would lock in a purchase price for the underlying security. Short-selling by the Fund, as well as the purchase of options on securities to hedge short positions, may be considered investments in derivative securities. In addition, the Fund may enter into repurchase agreements which carry risks of loss if the parties to such agreements default or enter into bankruptcy proceedings. See "Risks and Special Considerations."

                                  FUND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES: The following table illustrates estimated expenses and fees that a shareholder of the Fund will incur.

          Maximum Sales Charge Imposed on Purchases              None
          Maximum Sales Charge Imposed on Reinvested Dividends   None
          Maximum Contingent Deferred Sales Charge               2.50% (1)
          Redemption Fees                                        None  (2)
          Exchange Fee                                           None

ESTIMATED ANNUAL OPERATING EXPENSES: These expenses, which cover the cost of investment management, administration, distribution, marketing and shareholder communication, are quoted as a percentage of average daily net assets of the Fund. The expenses are factored into the Fund's share price and are not billed directly to shareholders.

          Investment Advisory Fees                               1.00%
          Rule 12b-1 Fees                                        1.00% (3)
          Other Expenses                                          .38%
                                                                 ----
          TOTAL OPERATING COSTS                                  2.38%

         The purpose of these tables is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly. The amount of "Other Expenses" is based on the fiscal year ended August 31, 1997.

(1) There is no CDSC if an investor redeems Fund shares more than two years after such shares are purchased. Shares may be subject to a CDSC of: (i) 2.50% if shares are redeemed within one year of purchase; and (ii) 1.25% if shares are redeemed during the second year following purchase. The CDSC may be waived under certain circumstances. See "How To Redeem Shares."

(2)  A fee of $12.00 is charged for each wire redemption.

(3) The Board of Trustees has adopted a Plan of Distribution for the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 , as amended. A portion of the fees payable under this plan will be used to pay distribution expenses (0.75%) and a portion will be used for shareholder servicing costs (0.25%). Over an extended period of time, the aggregate distribution payments made by the Fund under the plan could cause long-term shareholders to bear distribution costs that exceed the amount of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc. (the "NASD"). See "Distribution of Shares."


         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, redemptions of shares of the Fund are subject to a CDSC if the shares are redeemed during the first or second year following purchase.

               1 year           3 years           5 years          10 years
               ------           -------           -------          --------

                 $49              $74              $127              $272

         An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of the period (and therefore no CDSC):

             1 year        3 years         5 years          10 years
             ------        -------         -------          --------

               $24          $74              $127             $272


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.



                              FINANCIAL HIGHLIGHTS


The following table includes selected per share data and other performance information for the Fund throughout each period and is derived from the audited financial statements of the Fund. It should be read in conjunction with the Fund's financial statements, notes thereto and the unqualified report of independent auditors, along with management's discussion and analysis of the Fund's performance, appearing in the Fund's Annual Report to Shareholders for the year ended August 31, 1997. The Fund's Annual Report may be obtained without charge by writing or calling the Fund at the address and number listed on the prospectus cover.



                                                                          For the Period
                                                          For the        September 21, 1995+
                                                     Fiscal Year Ended        through
                                                      August 31, 1997     August 31, 1996
                                                      ---------------     ---------------
NET ASSET VALUE - BEGINNING OF PERIOD ..............   $       11.21       $       10.00
                                                       -------------       -------------

   INVESTMENT OPERATIONS:
   Net investment loss .............................           (0.05)              (0.07)
   Net realized and unrealized gain on investments..            4.66                1.29
                                                       -------------       -------------
   Total from investment operations ................            4.61                1.22
                                                       -------------       -------------


DISTRIBUTIONS:
   From net realized gain on investments ...........           (1.03)              (0.01)
                                                       -------------       -------------
      Total distributions ..........................           (1.03)              (0.01)
                                                       -------------       -------------

NET ASSET VALUE - END OF PERIOD ....................   $       14.79       $       11.21
                                                       =============       =============


TOTAL RETURN++ .....................................           43.61%              12.22%


Ratios (to average net assets)/Supplemental Data:
   Expenses ........................................            2.38%               2.43%*
   Net investment loss .............................           (0.45)%             (0.68)%*
Portfolio turnover rate ............................          164.92%             139.77%*
Average commission rate paid .......................   $      0.0581       $      0.0592
Net assets at end of period ($000 omitted) .........   $     175,602       $     109,005



+   Commencement of Operations.

++ Total returns do not reflect any deferred sales charge. The total return for the period September 21, 1995 through August 31, 1996, has not been annualized.

*  Annualized.

                             INVESTMENT PERFORMANCE

FUND PERFORMANCE

Set forth below is information about the performance of the Fund, the Lipper Capital Appreciation Funds Index and the Standard & Poor's 500 Composite Index (the "S&P 500") since the Fund's inception on September 21, 1995. The S&P 500 is a capitalization weighted index of five hundred larger capitalized stocks designed to measure performance of the broad domestic securities market through changes in the aggregate market value of five hundred stocks representing all major industries. The "Total Return S&P 500" reflects the reinvestment of dividends and capital gains, but represents a "gross" return, without the deduction of any fees. The Lipper Capital Appreciation Funds Index consists of the average return of the 30 largest capital appreciation funds. Lipper Analytical Services, the mutual fund tracking company which computes this Index, classifies the Fund as a capital appreciation fund.

                                                                                LIPPER
                                         OLSTEIN FINANCIAL               CAPITAL APPRECIATION         S&P 500 INDEX
         PERIOD                             ALERT FUND(1)                    FUNDS INDEX(1)           TOTAL RETURN(2)
         ------                             -------------                    --------------           ---------------

                                     If no
                                 redemption at    If redemption at
                                 end of period     end of period(3)
                                 -------------     ----------------
     ONE YEAR TOTAL RETURN
     (fiscal year ended
     8/31/97)                        43.61%             41.11%                  24.95%                  40.65%

     AVERAGE ANNUAL TOTAL RETURN
      SINCE INCEPTION OF THE FUND
     (9/21/95 - 8/31/97)             27.76%             27.25%                  17.17%                  27.72%

     AGGREGATE TOTAL RETURN
      SINCE INCEPTION OF THE FUND
     (9/21/95 - 8/31/97)             61.16%             59.91%                  36.17%                  61.05%

(1) Performance is presented after the deduction of all fees.
(2) Represents a "gross" return, without the deduction of any fees.
(3) These figures assume the deduction of the maximum contingent deferred sales charge (CDSC) for redemptions at the end of each period. Shares redeemed within one year of purchase are subject to a 2.5% CDSC and shares redeemed during the second year following purchase are subject to a 1.25% CDSC, with no CDSC imposed on redemptions of shares held for more than two years.

OLSTEIN & ASSOCIATES' PERFORMANCE


         Set forth below is information about the performance record of the Olstein & Associates' portfolio management team for its Smith Barney Inc. separately managed accounts from December 31, 1990 through the quarter immediately preceding the commencement of the Fund's operations, at which time Olstein & Associates discontinued managing separate accounts. These accounts were managed according to the same investment objectives and philosophy, and were subject to substantially similar investment policies and techniques as those used by the Fund. See "Investment Objectives and Policies." The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund's results may be different from the composite of separate accounts shown because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code, as amended, which, if applicable, may have adversely affected the performance of such accounts.


                                Net Olstein Performance(2)         Total Return S&P 500(3)
            1991                         +32.26%                          +30.48%
            1992                         +12.29%                           +7.77%
            1993                         +11.63%                          +10.07%
            1994                          +4.90%                           +1.32%
            1995 (1st six mos.)          +15.09%(1)                       +20.25%(1)

(1) As separate account investment performance was calculated on a quarterly basis, and the Fund commenced operations in the third quarter of 1995, comparative performance statistics are supplied for only the first six months of 1995.

(2) The results shown above represent a composite of discretionary, fee paying, separate accounts, reflect the reinvestment of any dividends or capital gains, and are shown after deduction of fees of 3.0%, which represents the highest possible account management fee (including all investment management, transaction, administrative and custodial fees) charged to such accounts by Smith Barney Inc.

(3) The "Total Return S&P 500" reflects the reinvestment of dividends and capital gains, but represents a "gross" return, without the deduction of any fees.

                       INVESTMENT OBJECTIVES AND POLICIES

         The primary investment objective of the Fund is to achieve long-term capital appreciation with a secondary objective of income. The Fund's primary investment objective is a fundamental policy, which means that it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that the Fund will achieve its objectives.


         The Fund seeks to achieve its objectives by investing primarily in common stocks of companies that are determined to be under-valued when comparing the "private market value," as determined by the Investment Manager, with the value of the securities as established in the public trading markets. The Fund believes that, in order to achieve long-term capital appreciation, downside risk should be emphasized before considering the upside potential in the stock selection process. Accordingly, the Fund will not purchase equity securities unless they meet the Fund's value criteria. To the extent that suitable undervalued securities are not available, the Fund will invest its assets in fixed-income or money market securities. In addition to purchasing under-valued equity securities, if the Investment Manager determines that a security is over-valued, the Fund may engage in short sales of the security.


         The Fund will select equity securities based on a value-oriented philosophy developed and employed by the Investment Manager which emphasizes the analysis of financial statements to alert the Investment Manager to the items that may positively or negatively affect prices of securities. This philosophy enables the Investment Manager to identify and select companies which, in the Manager's opinion: (i) generate more cash flow than is necessary to sustain the operations of the business (including capital expenditures); (ii) avoid aggressive accounting practices; (iii) demonstrate balance sheet fundamentals consistent with the Investment Manager's philosophy of emphasizing downside risk before upside potential; and (iv) are selling at a discount to the "private market value" as estimated by the Investment Manager. Rather than relying on macro-economic analysis, market timing techniques or information obtained through management contact, the Investment Manager identifies such companies by engaging in an intensive analysis of a company's balance sheet, income statement, cash flow statement and related footnotes. The Investment Manager believes that a historical and investigative analysis of information disclosed in a company's publicly disclosed financial statements and accompanying footnotes, shareholder reports and filings made with the U.S. Securities and Exchange Commission (the "SEC") is the best method of assessing the capabilities of the management of a company.


         The "private market value" of a company's common stock is determined by the Investment Manager under an inferential investigative analysis of the company's financial statements, shareholder reports and SEC filings. Instead of relying on conventional price/earnings ratio analysis, the Investment Manager calculates an internal cash rate of return for each company which is then compared to available rates of return on three to five year U.S. Treasury Notes to calculate the company's "private market value." The Investment Manager seeks to identify deviations between the Manager's calculation of a company's private market value and the stock market value of securities that the Investment Manager believes are temporarily unpopular or not being properly valued by investors or the public trading markets. The Investment Manager believes that such securities offer the potential for above average appreciation if and when the deviations in value are corrected by market forces. The possibility of such appreciation may not be realized immediately, therefore the Fund's shares should only be purchased by investors with at least a three to five year investment time horizon. Although the Fund's primary objective is to achieve long-term appreciation, the Fund would recognize short-term gains and losses by trading securities in its portfolio when price fluctuations, or other fundamental changes may lead the Investment Manager to effect sales to reduce the potential severity of future portfolio valuation declines.

         The Fund will invest in a diversified portfolio of equity securities of companies chosen solely because they meet the financial characteristics determined under the value-oriented philosophy utilized by the Investment Manager. The Investment Manager believes that the quality of a company is associated with its financial strength, its ability to provide excess cash flow, the quality of earnings and the confidence in the predictability of the earnings based on the company's unique business fundamentals as opposed to more conventional characteristics such as size, number of years in business, sensitivity to economic cycles, industry categorization, or the volatility of its stock price. The Investment Manager similarly believes that the search for undervalued securities should not be restricted by such conventional characteristics. As a result, the Fund will invest in securities without regard to whether the securities are characterized as small-capitalization, large-capitalization, growth stock, cyclical stock, technology stock, or otherwise. With this approach, the Fund intends to capitalize on opportunities that develop anywhere in the equity markets. Securities will be sold when they reach a price objective based on a computation of private market value or when circumstances change such that the security no longer meets the value criteria of the Fund. A secondary consideration is given, when appropriate, to holding period.


         The Fund may also purchase and sell American Depository Receipts ("ADRs") as more fully described in the Statement of Additional Information. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund generally does not expect to invest more than 5% of its assets in ADRs.


         In situations where the Investment Manager determines that a company engages in aggressive accounting practices, is over-leveraged, or investors appear to have unrealistic expectations of future earnings potential which results in the company's stock being over-valued in comparison to the Investment Manager's calculation of its private market value, the Fund may engage in short sales of the company's stock. This process allows the Fund to realize profits if the value of the company's stock is reduced to a level that was anticipated by the Investment Manager. The Investment Manager considers aggressive accounting practices to include but not be limited to, (i) "front end" accounting methods that immediately flow non-recurring revenues such as up-front franchise fees through the company's income statement; (ii) capitalization of research and development, advertising, or promotional payments which contribute materially to year to year earnings growth; and (iii) reversing previously established reserves which result in material increments to income. In addition, the Investment Manager seeks to identify companies using accounting practices for shareholder reporting that are more aggressive than the company's tax reporting practices. For example, capitalizing marketing costs for shareholder reporting purposes, while expensing such costs for tax reporting purposes can result in substantially increased earnings figures reported to shareholders, which may not accurately reflect the company's earnings potential, and therefore, its value. The Fund will not make short sales in excess of 25% of its total net assets and the value of any securities of any one issuer in which the Fund is short may not exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of any issuer's securities. In addition, short sales will only be made in those securities that are listed on a national exchange.


         The Fund is also authorized to purchase call options on securities as a hedging technique as more fully described in the Statement of Additional Information. Generally, the Fund may seek to offset positions that are sold short by the Fund. The purchase of call options gives the Fund the right, but not the obligation, to buy (call) a security at a fixed price during a specified period. When purchasing options in securities, the Fund pays a non-refundable premium to the party who sells (writes) the option. Premiums paid by the Fund in connection with option purchases will not exceed 5% of the Fund's net assets. When engaging in short sales, the Fund may hedge a short position by purchasing a call option to purchase the underlying security at a given price in the future. This practice allows the Fund to protect itself in the event of an unexpected increase in the price of a security sold short. The Fund's activities relating to short sales and any purchase of options on securities for hedging purposes may be considered investments in derivative securities. "Derivative" securities include instruments whose value is based upon, or derived from, some underlying security. See "Risks and Special Considerations."

         If the Investment Manager determines that suitable undervalued equity securities are not available, the Fund may seek income by investing a substantial portion of its assets in other types of securities, such as securities convertible into common stocks and common stock equivalents (including rights and warrants), preferred stocks, debt securities issued or guaranteed as to principal by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), and/or other high-quality, short-term debt securities (commercial paper, repurchase agreements, bankers' acceptances, certificates of deposit and other fixed-income securities including, non-convertible and convertible bonds, debentures and notes issued by U.S. corporations and certain bank obligations and participation). High-quality, investment grade debt securities are those that are rated A or better by Moody's Investors Services, Inc. ("Moody's"), or A or better by Standard & Poor's Ratings Services("S&P"), or that are of comparable quality. The Fund's investment in repurchase agreements that do not mature in seven days and other securities for which there is no readily available market for resale, or that are subject to legal or contractual restrictions on resale, may be considered illiquid securities under federal or state law. The Fund will restrict its investment in illiquid securities to not more than 10% of its net assets. See "Risks and Special Considerations." In accordance with the Fund's secondary objective of income, the Fund may also invest in non-equity securities pending the investment of proceeds of sales of Fund shares, or of the proceeds of certain sales of portfolio securities, but such investments will only be maintained for the periods during which the Manager believes that suitable undervalued equity securities are unavailable.

         The Fund will select money market securities for investment when such securities offer a current market rate of return which the Fund considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of credit-worthiness set by the Fund. The money market securities in which the Fund may invest are repurchase agreements, certificates of deposit, U.S. Government Securities, commercial paper and securities of money market mutual funds. Other than its investments in money market mutual funds, the Fund will not invest in other investment companies. The Fund's investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder.


         U.S. Government Securities include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than ten years. The Fund will only acquire U.S. Government Securities which are supported by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. The Fund's direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days) which are less affected by price fluctuations than are those with longer maturities.


         Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers' acceptances are generally limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation having a net worth of at least $100 million dollars ("Domestic Banks") and domestic branches of foreign banks (limited to institutions having total assets not less than $1 billion or its equivalent).

         Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal thereof payable on demand or having a maturity likewise limited.

         As a matter of fundamental policy, the Fund will generally not borrow money. However, the Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding 5% of the Fund's assets; or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make additional investments. Interest paid on borrowings will reduce net income.

                        RISKS AND SPECIAL CONSIDERATIONS

RELIANCE ON MANAGEMENT/STOCK MARKET RISK

         All decisions with respect to the Fund's investments will be made exclusively by the Investment Manager and therefore the Fund's investment success depends on the skill of the Investment Manager in evaluating, selecting and monitoring the Fund's assets. An investment in the Fund is subject to the risk that securities prices may decline over short, or even extended periods, or that the investments chosen by the Investment Manager may not perform as anticipated. In addition, a value-oriented approach to investing includes the risks that the market will not recognize a security's intrinsic value for an unexpectedly long time, or that the Investment Manager's perception of the underlying value is not reflected in the market price.

SHORT-SELLING

         If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. As a hedging technique, the Fund may purchase options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund. Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund.

         Whenever the Fund effects a short sale, it will set aside in segregated accounts cash, U.S. Government Securities or other liquid assets equal to the difference between (i) the market value of the securities sold short; and (ii) any cash or U.S. Government Securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale). Until the Fund replaces the security it borrowed to make the short sale it must maintain daily the segregated accounts at such levels that the amount deposited plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. No more than 25% of the value of the Fund's total net assets will be, when added together, (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales.

PURCHASING OPTIONS

         The success of purchasing call options for hedging purposes depends on the Investment Manager's judgment and ability to predict the movement of stock prices. There is generally an imperfect correlation between options and the securities being hedged. If the Investment Manager correctly anticipates the direction of the price of the underlying security that is the subject of the hedge, the option will not be exercised, and any premium paid for the option may lower the Fund's return. If an option position is no longer needed for hedging purposes, it may be closed out by selling an option of the same series previously purchased. There is a risk that a liquid secondary market may not exist and the Fund may not be able to close out an option position, and therefore would not be able to offset any portion of the premium paid for that option. The risk that the Fund will not be able to close out an options contract will be minimized because the Fund will only enter into options transactions on a national exchange and for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES

         The Fund may invest up to 10% of its total assets in securities which may be considered illiquid, which include securities with contractual restrictions on resale, repurchase agreements maturing in greater than seven days, and other securities which may not be readily marketable. The relative illiquidity of some of the Fund's securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it may be necessary or advantageous for the Fund to liquidate portfolio securities. Certain securities in which the Fund may invest are subject to legal or contractual restrictions as to resale and therefore may be illiquid by their terms.

REPURCHASE AGREEMENTS

         The Fund may invest in repurchase agreements, under which the Fund acquires a debt instrument subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The Fund will only enter into repurchase agreements with counterparties who meet certain creditworthiness standards and all repurchase agreements will be collateralized in amounts equal to at least 102% of the dollar amount to be paid to the Fund under each repurchase agreement at its maturity. Repurchase agreements involve a risk of losses to the Fund if a seller defaults or if the value of the collateral securing the repurchase agreement declines, and the Fund might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Fund may be delayed or limited or the Fund may not be able to substantiate its interests in the underlying securities. While management of the Fund acknowledges these risks, it is expected that such risks can be controlled through stringent security selection and careful monitoring procedures.

PORTFOLIO TURNOVER


         The Fund intends to follow a strict "buy and sell discipline," under which it will purchase or sell securities whenever the Fund's value criteria are met. A secondary consideration is given, when appropriate, to holding period. The Manager believes that adhering to a strict sell discipline when the Fund's value criteria are met, reduces the potential severity of future portfolio valuation declines. However, such discipline may result in portfolio changes, and a portfolio turnover rate higher than that reached by many capital appreciation funds. Portfolio transactions relating to the Fund's secondary objective of income may contribute to this portfolio turnover rate. High portfolio turnover involves additional transaction costs (such as brokerage commissions), which are borne by the Fund, and might involve adverse tax effects. See "Dividends, Distributions and Taxes."


                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Board of Trustees of the Fund consists of seven individuals, four of whom are not "interested persons" of the Fund as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. They establish policy for the operation of the Fund and appoint the officers who conduct the daily business of the Fund. The Statement of Additional Information contains more information regarding the Officers and Trustees of the Fund, and following is a list of the Trustees and a brief statement of their present positions:

Robert A. Olstein*                  President and Chairman of the Trust;
                                    President of Olstein & Associates, L.P.

Erik K. Olstein*                    Secretary and Assistant Treasurer of the
                                    Trust; Vice President of Sales of Olstein &
                                    Associates, L.P.

Neil C. Klarfeld*                   Executive Vice President, Park Tower Realty
                                    Corp.

Fred W. Lange                       President and Portfolio Manager of Lange
                                    Financial Services; Board of Trustees of
                                    Wagner College

John Lohr                           Principal, Lockwood Financial Group Ltd.

D. Michael Murray                   President, Murray, Sheer & Montgomery

Lawrence K. Wein                    Managing Director of Global Transit Services
                                    of AT&T

* These Trustees are deemed to be "interested persons" of the Trust as that term is defined in the 1940 Act.


INVESTMENT MANAGER

         Olstein & Associates, L.P. (previously defined as the "Investment Manager") serves as the investment manager for the Fund pursuant to an investment management agreement with the Trust, on behalf of the Fund, dated August 18, 1995 (the "Management Agreement"). Subject to the supervision of the Trustees and officers of the Trust, the Investment Manager selects investments and supervises the assets of the Fund, and places portfolio transactions for the Fund. The Investment Manager is governed by the policies set forth under "Investment Objectives and Policies." For its services, the Investment Manager is paid an annual fee equal to 1.00% of the Fund's average daily net assets, which is higher than that paid by most mutual funds.


         Robert A. Olstein is the president of the Investment Manager and is principally responsible for the management of the Fund's portfolio of securities. Mr. Olstein has been engaged in various aspects of securities research and portfolio management for both institutional and retail clients since 1968. In 1971, he co-founded the "Quality of Earnings Report" service, which pioneered the concept of using inferential financial screening techniques to analyze balance sheets and income statements to alert institutional portfolio managers to positive or negative factors affecting a company's future earnings power and value of a company's stock. Prior to forming the Investment Manager, Mr. Olstein managed portfolios for individuals, corporations and employee benefit plans at Smith Barney Inc. ("Smith Barney") and its predecessor companies between 1981 and 1995. Mr. Olstein was a Senior Vice President/Senior Portfolio Manager at Smith Barney where he managed approximately $158 million of individual and employee benefit accounts, $73 million of which were managed under the auspices of the Smith Barney Equity Portfolio Management Program. Mr. Olstein is a senior member of the New York Society of Securities Analysts and a fellow of the Financial Analysts Federation. He is a past recipient of the Graham & Dodd and Gerald M. Loeb Research Awards, has testified before the Senate Banking Committee on bank accounting, and has been quoted in and is the author of numerous articles on corporate reporting and disclosure practices. Mr. Olstein periodically serves as co-host CNBC's "Squawk Box" show.


         Olstein & Associates is a New York limited partnership established in June of 1994, with offices located at 4 Manhattanville Road, Purchase, New York 10577. The corporate general partner of the Investment Manager is Olstein, Inc., which was formed for the primary purpose of acting as the Investment Manager's general partner, and whose sole shareholder, officer and director is Robert A. Olstein.

         Pursuant to the Management Agreement with the Trust for the Fund, the Investment Manager will also provide, on a reimbursable basis, administrative and clerical services, office space and other facilities for the Fund, and keep certain books and records for the Fund to the extent that such services are not provided by the Administrator or other persons. To date, the Investment Manager has chosen not to accrue or seek reimbursement for such expenses from the Fund.

         The Investment Manager is responsible for selecting brokers and dealers to execute portfolio transactions for the Fund. The Investment Manager, which is itself a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD, may place Fund securities transactions through itself or other Fund affiliates, and the Investment Manager and the Fund's officers may consider sales of the Fund's shares when allocating brokerage, in either case subject to the policy of obtaining best price and execution on such transactions. Any portfolio transactions which are effected by brokers or dealers who are considered to be affiliated persons of the Fund will be subject to SEC Rules designed to ensure that the commissions for such transactions are fair to the Fund's shareholders. See "Allocation of Portfolio Brokerage" in the Fund's Statement of Additional Information.

DISTRIBUTION OF SHARES


         The Distributor has entered into a distribution and underwriting agreement with the Trust, on behalf of the Fund (the "Distribution Agreement") dated August 18, 1995, under which the Distributor will act as principal underwriter to engage in activities designed to assist the Fund in securing purchasers for its shares. The Distributor will receive compensation for its services under the 12b-1 Plan described below. Either directly or through affiliates, the Distributor will provide services under the Distribution Agreement including the direct sale of the Fund's shares, further underwriting, coordination and approval of selling dealers, investor support services, administrative services and 12b-1 Plan administration.

         The Fund has adopted a Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). The total amount which the Fund will pay under the 12b-1 Plan is 1.00% per annum of the Fund's average daily net assets payable on a monthly basis. Seventy-five percent of the total fee is a distribution fee that can be used to compensate the Distributor or others for distribution activities, including but not limited to, the preparation, printing and distribution of prospectuses, sales materials, reports, advertising and other distribution-related materials, as well as media relations and payments to Selling Dealers with respect to the sales of Fund shares. The remaining twenty-five percent is a shareholder servicing fee used to compensate the Distributor, Selling Dealers or others for ongoing servicing and maintenance of shareholder accounts with the Fund. Such shareholder servicing activities include responding to inquiries of shareholders of the Fund regarding their ownership of shares of the Fund or providing other similar services not otherwise required to be provided by the Investment Manager or the Administrator. Payments under the 12b-1 Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the Distributor or others, and the payments may exceed the amount of expenses actually incurred.

         To promote the sale of the Fund's shares, Olstein & Associates may enter into agreements with Selling Dealers under which the Selling Dealers may be compensated for their distribution and shareholder servicing activities. It is presently contemplated that certain Selling Dealer agreements, subject to Olstein & Associates' discretion, will provide for Olstein & Associates to pay the Selling Dealer, from its own resources, an up-front commission of up to 1.5% of the amount invested. No portion of such up-front commissions will be borne by the Fund or its shareholders. While Olstein & Associates has advised the Fund it hopes to recover such up-front commission payments by receipt of 12b-1 fees paid by the Fund, the Fund is not legally obligated to repay such excess amounts or to continue the 12b-1 Plan for such purpose. The Selling Dealer Agreements which provide for a 1.5% up-front commission will also provide for Selling Dealers to receive up to 90% of the total 12b-1 fees attributable to the amount originally invested that remains invested in the Fund during the second through fifth years at current market value. In subsequent years, the Selling Dealers will receive up to 75% of the total 12b-1 fees for assets that remain invested in the Fund at current market values. In the event that a Selling Dealer Agreement does not provide for an up-front commission payment by Olstein & Associates to the Selling Dealer, the Selling Dealer may be paid up to 90% of the total 12b-1 fee beginning in the first year. The 12b-1 fees payable to Selling Dealers will consist in part of a shareholder servicing fee and, in part, a distribution fee.

         If investors elect to redeem their shares of the Fund within the first two years of purchase, thereby incurring a CDSC, the CDSC will be paid to Olstein & Associates. Any CDSC payments received by Olstein & Associates will not reduce the payments Olstein & Associates may receive under the 12b-1 Plan during a particular year. By receiving the CDSC upon early redemptions, Olstein & Associates will recapture some of the up-front commissions it may have paid to Selling Dealers when the original purchase was made, as opposed to receiving ongoing fees under the 12b-1 Plan with respect to those assets if the shareholder had retained the investment in the Fund.

ADMINISTRATOR, TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTING/PRICING AGENT


         The Fund has entered into an administration agreement (the "Administration Agreement") with Firstar Trust Company (the "Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202. Under the Administration Agreement, the Administrator maintains the books, accounts and other documents required by the 1940 Act, responds to shareholder inquiries, prepares the Fund's financial statements and tax returns, prepares certain reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund's financial and accounting records and generally assists in all aspects of the Fund's operations. The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Fund a fee, paid monthly, at an annual rate of .06% of the first $200,000,000 of the Fund's average net assets, .05% of the next $300,000,000 of the Fund's average net assets, and .03% of the Fund's net assets in excess of $500,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $30,000.

         Firstar Trust Company also provides custodial, transfer agency and accounting services for the Fund. Information regarding these services is provided in the Statement of Additional Information.


EXPENSES

         In addition to the expenses indicated above, the Fund is responsible for the payment of its expenses, other than those borne by the Investment Manager and such expenses may include, but are not limited to: (i) general management fees; (ii) the charges and expenses of the Fund's legal counsel and independent auditors; (iii) brokers' commissions, mark-ups and mark-downs and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (iv) all taxes and corporate fees payable by the Fund to governmental agencies; (v) the fees of any trade association of which the Fund is a member; (vi) the cost of certificates, if any, representing shares of the Fund; (vii) amortization and reimbursements of the organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Fund and its shares with the SEC, and the preparation and printing of the Fund's registration statements and prospectuses for such purposes; (viii) allocable communications expenses with respect to investor services and all expenses of shareholders and directors meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (ix) certain rent or office expenses not assumed by others, (x) premiums for fidelity bond and liability insurance covering trustees and officers of the Trust; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (xii) compensation for employees of the Trust.

                          SHARES OF BENEFICIAL INTEREST

         The beneficial interest of the Trust is divided into an unlimited number of shares ("Shares"), with a par value of $.001 each and the Shares are issued in a single series, which is the Fund. Each Share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

         The Fund intends to declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments, and the Fund will distribute net realized capital gains, if any, once with respect to each year. Expenses of the Fund, including investment management and 12b-1 fees, are accrued daily. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the date of the dividend or distribution unless the shareholder has elected in writing to receive dividends or distributions in cash. An election may be changed by notifying the Fund in writing thirty days prior to the record date. Shareholders may call the Fund at (800) 799-2113 for more information.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Internal Revenue Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in the SAI.

         The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code as of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed and by meeting certain other requirements relating to the sources of its income and diversification of its assets as provided in the Code. Dividends from net investment income or net short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the 70% corporate dividends received deduction, subject to certain holding period and debt financing restrictions. The portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

         Distributions paid by the Fund from net long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in the SAI, or should contact their personal tax advisors. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Dividends which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The redemption of shares of the Fund is treated as a sale and therefore is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two portfolios of a mutual fund). Any loss incurred on a sale or exchange of the Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. Government Securities may be exempt from state personal income taxes. Each year, the Fund will mail information on the tax status of the Fund's dividends and distributions to shareholders. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund. The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Shareholder Application the proper Taxpayer Identification Number and by certifying that they are not subject to backup withholding.

         The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

                        DETERMINATION OF NET ASSET VALUE

         The Fund's net asset value per share ("net asset value") is determined by the Fund as of the close of regular trading on each day that the NYSE is open for unrestricted trading from Monday through Friday (generally 4:00 p.m., Eastern time). The net asset value is determined by the Fund by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Fund, including management, distribution and shareholder servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

         Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are not traded in the over-the-counter market on any given day will be valued at the mean between the last bid and ask price in the market on that day, if any. Securities for which market quotations are not readily available or not deemed representative of actual market values and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

         Short-term investments with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a short-term security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60 day period that this amortized cost value does not represent fair market value.

                             HOW TO PURCHASE SHARES


         Shares of the Fund are offered on a continuous basis by the Distributor and through Selling Dealers who have entered into Selling Dealer Agreements with the Distributor. Brokerage clients of Olstein & Associates who maintain private brokerage accounts with Olstein & Associates, may contact Olstein & Associates directly. Selling Dealers may receive compensation for their marketing and shareholder servicing activities in the form of up-front commission payments funded by Olstein & Associates from its own resources, and/or by receiving a portion of the 12b-1 fees payable by the Fund under the 12b-1 Plan. See "Distribution of Shares."

         Shares are sold to investors at the net asset value next determined after receipt and acceptance of an investor's purchase order in proper form as described below. Shares of the Fund are subject to annual 12b-1 Plan expenses and, if shares are redeemed within two years of purchase, may be subject to a CDSC. See "Expenses of the Fund" and "How to Redeem Shares." The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The minimum initial investment is $1,000, and subsequent investments must total at least $100. The minimum initial investment requirement for qualified tax sheltered retirement plans is $250 and $100 for subsequent investments. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments at any time.


         At the discretion of the Fund, investors may be permitted to purchase Fund shares by transferring securities to the Fund that: (i) meet the Fund's investment objective and policies; (ii) are acquired by the Fund for investment and not for retail purposes; (iii) are liquid securities which are not restricted as to transfer either by law or liquidity of market; (iv) have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the NYSE, or NASDAQ; and (v) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Fund will not exceed 5% of the net assets of the Fund immediately after the transactions.

         Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize all gains or losses on such transfers, and pay taxes thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' bases therein.


         Purchase orders for shares of the Fund which are received by Firstar Trust Company and accepted by the Distributor prior to the close of regular trading hours on the NYSE on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

         Purchases may be made in one of the following ways:

PURCHASES BY MAIL

         Please complete and sign the New Account Application form included with this Prospectus and send it, together with your check or money order ($1000 minimum; $250 IRA minimum; any lesser amount must be approved by the Fund), made payable to The Olstein Financial Alert Fund, TO: THE OLSTEIN FINANCIAL ALERT FUND, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Note: A different procedure is used for establishing Individual Retirement Accounts. Please call the Fund at (800) 799-2113 for details. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Firstar Trust Company will charge a $20 fee against a shareholder's account for any check returned to it for insufficient funds. The shareholder will also be responsible for any losses suffered by the Fund as a result.

PURCHASES BY OVERNIGHT OR EXPRESS MAIL

         Please use the following address to insure proper delivery: Firstar Trust Company, Mutual Fund Services, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

PURCHASES BY WIRE

         To establish a new account by wire please first call the Fund, (800) 799-2113, to advise it of the investment and the dollar amount. This will ensure prompt and accurate handling of your investment. A completed New Account Application form must also be sent to the Fund at the address above immediately after your investment is made so the necessary remaining information can be recorded to your account. Your purchase request should be wired through the Federal Reserve Bank as follows:

         Firstar Bank Milwaukee, N.A.
         777 East Wisconsin Avenue
         Milwaukee, Wisconsin 53202
         ABA Number 075000022
         For credit to Firstar Trust M.F.S.
         Account Number 112-952-137
         For further credit to The Olstein Financial Alert Fund
         (Your account name and account number)
         ((For new accounts, include taxpayer identification number))

ADDITIONAL INVESTMENTS

         You may add to your account at any time by purchasing shares by mail (minimum $100) or by wire (minimum $1,000) according to the aforementioned wiring instructions. You must notify the Fund at (800) 799-2113 prior to sending your wire. A remittance form which is attached to your individual account statement should accompany any investments made through the mail, when possible. All purchase requests must include your account registration number in order to assure that your funds are credited properly.

PURCHASES BY TELEPHONE

         By using the Fund's telephone purchase option you may move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. To have your Fund shares purchased at the net asset value determined at the close of regular trading on a given date, Firstar Trust Company must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within three business days. You may not use telephone transactions for initial purchases of Fund shares. The minimum amount that can be transferred by telephone is $100.

AUTOMATIC INVESTMENT PLAN

         Shares of the Fund may be purchased through an Automatic Investment Plan. The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the Fund on a monthly, bi-monthly, quarterly, semi-annual or annual basis. The minimum investment pursuant to this Plan is $100 per month (subsequent to the $1000 initial investment). The account designated will be debited in the specified amount, on the schedule (e.g. monthly, bimonthly (every other month), quarterly or yearly) you select, and Fund shares will be purchased. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. The Fund may alter, modify or terminate this Plan at any time. You may establish this option and the telephone purchase option by completing the appropriate section of the New Account Application. For information about participating in the Automatic Investment Plan, call the Fund at (800) 799-2113.


                              HOW TO REDEEM SHARES

         Shareholders may redeem their shares of the Fund on any business day that the Fund calculates its net asset value. See "Determination of Net Asset Value." Redemption requests are generally made to the Fund's transfer agent (see below), however, brokerage clients of Olstein & Associates who maintain private brokerage accounts with Olstein & Associates may contact Olstein & Associates directly. Redemptions will be effected at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below, subject to any applicable CDSC. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form, or sooner if required under applicable law. Payment may also be made by wire directly to any bank previously designated by the shareholder in a shareholder account application. The Fund's custodian or the shareholder's bank may impose a fee for wire service. The Fund will honor redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds attributable to such purchase until it is reasonably satisfied that the purchase check has cleared, which may take up to twelve days from the purchase date, at which time the redemption proceeds will be sent to the shareholder. Purchases made with a check that does not clear, will be canceled and the investor will be responsible for any losses or fees incurred in that transaction.

         Except as noted below, redemption requests received in proper form by the Fund prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day. Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined.

         If a shareholder submits a redemption request for a specific dollar amount, and the redemption request is subject to a CDSC, the Fund will redeem that number of shares necessary to deduct the applicable CDSC and tender to the shareholder the requested amount to the extent shares are still held in the account. Shares purchased on or after November 18, 1996 which are sold within the first two years of their purchase will be assessed the applicable CDSC on the original purchase price of such shares. Shares purchased prior to November 18, 1996 which are sold within the first two years of their purchase will be assessed the applicable CDSC on the lesser of the then-current net asset value or the original purchase price of such shares. If a shareholder decides to repurchase the same amount of shares within 90 days of a redemption which was subject to a CDSC, the shareholder will receive an amount of shares equal to the repurchase plus the number of shares necessary to reimburse the amount of the CDSC. The following table sets forth the rates of the CDSC for the shares of the
Fund:

                                                                    Contingent Deferred
                                                                       Sales Charge
                                                                     (as a percentage
                                  Year After                         of Dollar Amount
                                 Purchase Made                      Subject to Charge)
                                 -------------                      ------------------
                                 Up to 1 year                              2.50%

                                 Up to 2 years                             1.25%

                              After 2 full years                           None

         Redemptions by clients of Olstein & Associates who maintain private brokerage accounts at the time of purchase will not be subject to the CDSC described in this Prospectus. In addition, purchases by participants in 401(k) or 403(b) plans for which the Fund is listed as an investment option and Olstein & Associates is listed as broker of record, shall not be subject to any CDSC.

         The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Investment Manager or the Board of Trustees, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund. Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross section of the Fund's portfolio. Where a shareholder receives a redemption of all or a part of their investment, and where the Fund completes such redemption in kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.


         Shares may be redeemed in one of the following ways:


REDEMPTION BY MAIL

         At any time during normal business hours you may request that the Fund redeem your shares in whole or in part. Written redemption requests must be directed to The Olstein Financial Alert Fund, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to Firstar Trust Company, but the effective date of redemption will be delayed until the request is received by Firstar Trust Company. Requests for redemption which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored.

         A redemption request must be received in "Good Order" by Firstar Trust Company for the request to be processed. "Good Order" means the request for redemption must include:

         Your letter of instruction specifying the name of the Fund and either the number of shares or the dollar amount of shares to be redeemed. The letter of instruction must be signed by all registered shareholders exactly as the shares are registered and must include your account registration number and the additional requirements listed below that apply to the particular account.

         TYPE OF REGISTRATION                        REQUIREMENTS
         --------------------                        ------------
         Individual, Joint Tenants, Sole             Redemption requests must be signed by all person(s)
         Proprietorship, Custodial (Uniform          required to sign for the account, exactly as it is
         Gift To Minors Act), General Partners       registered.

         Corporations, Associations                  Redemption request and a corporate resolution,
                                                     signed by person(s) required to sign for the account,
                                                     accompanied by signature guarantee(s).

         Trusts                                      Redemption request signed by the trustee(s), with a
                                                     signature guarantee. (If the Trustee's name is not
                                                     registered on the account, a copy of the trust
                                                     document certified within the past 60 days is also
                                                     required.

         A redemption request for amounts above $25,000, or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

         If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact, in advance, Firstar Trust Company.

         The redemption price is the next determined net asset value after Firstar Trust Company receives a redemption request in "Good Order". The amount paid will depend on the market value of the investments in the Fund's portfolio at the time of determination of net asset value, and may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be mailed to you typically within one or two days, but no later than the seventh day (or earlier if required under applicable law) after receipt by Firstar Trust Company of the redemption request in "Good Order" unless the Fund is requested to redeem shares purchased by check. In such an event the Fund may delay the mailing of a redemption check until the purchase check has cleared which may take up to 12 days. Wire transfers may be arranged through Firstar Trust Company, which will assess a $12.00 wire fee against your account.


REDEMPTION BY TELEPHONE


         Shareholders who have so indicated on the New Account Application, or have subsequently arranged in writing to do so, may redeem shares in any amount up to $50,000 by instructing the transfer agent by telephone at (800) 799-2113. If the proceeds are sent by wire, a $12.00 wire fee will apply. A $100 minimum per phone redemption is required. Redemption requests for amounts exceeding $50,000 must be made in writing. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges. The application contains appropriate information and instructions and a form on which to make the signature guarantee.


         Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.


         Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the New Account Application form. If money is moved by ACH transfer, you will not be charged by the Fund for these services. There is a $100 minimum per ACH transfer.

         During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach Firstar Trust Company by telephone, you may make a redemption request by mail. The Fund and Firstar Trust Company each reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

         Checks will be made payable to you and will be sent to your address of record. If the proceeds of the redemption are requested to be sent to other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed.


         The Fund also reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial investment required when the account is established, presently $1,000. The shares will not be involuntarily redeemed solely due to market fluctuations and the effect such fluctuations may have on an investor's account balance. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund.) The Fund will advise the shareholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to the minimum.

         If the Trustees determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of readily marketable securities, from the Fund, within certain limits prescribed by the SEC. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in converting the assets into cash.


SYSTEMATIC WITHDRAWAL PLAN

         Shareholders who own shares with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. If you select the Fund's systematic withdrawal option, you may move money automatically from your Fund account to your bank account according to the schedule you select. The systematic withdrawal option may be in any amount subject to a $100 minimum. To select the systematic withdrawal option you must check the appropriate box on the New Account Application. A systematic withdrawal may be subject to a CDSC. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemption may result in adverse tax consequences. For further details about this service, see the Application or call the transfer agent at
(800) 799-2113.


                                RETIREMENT PLANS

         Shares of the Fund are available for use in all types of tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in
Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from the Fund by calling the Fund at (800) 799-2113. The following is a description of the types of retirement plans for which the Fund's shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

         Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

         If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

         Firstar Trust Company makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, Firstar Trust Company receives an annual fee of $12.50 per account with a cap of $25.00 per social security number, which fee is paid directly to Firstar Trust Company by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment.


         The 1997 Act also creates several new or expanded Individual Retirement Accounts which will be available to the Fund's investors beginning on January 1, 1998.

         The 1997 Act creates a new "Roth IRA" which will permit tax free distributions of account balances if the assets have been invested for five years or more, and the distributions meet certain qualifying restrictions. Investors filing as single taxpayers who have adjusted gross incomes ("AGI") of $95,000 or more, and investors filing as joint taxpayers with adjusted gross incomes of $150,000 or more may find their participation in this IRA to be restricted.


         IRAs are subject to special rules and conditions that must be reviewed by the investor when opening a new account.


401(k) PLANS AND OTHER DEFINED CONTRIBUTION PLANS

         The Fund's shares may be used for investment in defined contribution plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(b)(7) RETIREMENT PLANS

         The Fund's shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

                                   PERFORMANCE

         Total return data may from time to time be included in advertisements about the Fund. The Fund's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period.

         To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may compare the Fund's investment performance to appropriate market indexes such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 MidCap Index or the unweighted Value Line Index, which is composed of over 1,600 stocks in the Value Line Investment survey. The Fund may also compare its investment performance to appropriate mutual fund indexes; and the Fund may advertise its ranking compared to other similar mutual funds as reported by industry analysts such as Lipper Analytical Services, Inc.

         All data will be based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

                        THE OLSTEIN FINANCIAL ALERT FUND

                          a series of THE OLSTEIN FUNDS
                              4 Manhattanville Road
                               Purchase, NY 10577
                                 (914) 701-7565

             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 1998

         The Olstein Funds (the "Trust") is an open-end management investment company that currently offers one series of shares called The Olstein Financial Alert Fund (the "Fund"). The Fund maintains a diversified portfolio of investments selected in accordance with its investment objective and policies.

         Information about the Fund is included in a prospectus dated March 2, 1998 which may be obtained without charge from the Fund by writing to the addresses or calling the telephone numbers listed below. No investment in shares of the Fund should be made without first reading the prospectus.

                               INVESTMENT MANAGER
                                 AND DISTRIBUTOR
                               ------------------
                           Olstein & Associates, L.P.
                              4 Manhattanville Road
                               Purchase, NY 10577
                                 (914) 701-7565


--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED MARCH 2, 1998. RETAIN THIS STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

THE OLSTEIN FINANCIAL ALERT FUND-INVESTMENTS................................3

PORTFOLIO TURNOVER..........................................................5

INVESTMENT RESTRICTIONS.....................................................6

INVESTMENT MANAGER..........................................................8

DISTRIBUTOR.................................................................9

ADMINISTRATOR .............................................................10

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT..............................11

ALLOCATION OF PORTFOLIO BROKERAGE..........................................12

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................14

PURCHASE OF SHARES.........................................................14

REDEMPTIONS................................................................14

OFFICERS AND TRUSTEES OF THE FUND..........................................15

TAXATION...................................................................18

GENERAL INFORMATION........................................................20

PERFORMANCE................................................................21

FINANCIAL STATEMENTS.......................................................22

                 THE OLSTEIN FINANCIAL ALERT FUND - INVESTMENTS

         The Fund seeks to achieve its objectives by making investments selected in accordance with its investment restrictions and policies. This Statement of Additional Information contains further information concerning the techniques and operations of the Fund, the securities in which it will invest, and the policies it will follow.

COMMON STOCK

         Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims are paid, including those of debt securities and preferred stock.

PREFERRED STOCK

         Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which the Fund invests.

CONVERTIBLE SECURITIES

         Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Investment

Manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.

WARRANTS

         The Fund may invest in warrants, in addition to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

OPTIONS

         The Fund will only purchase options for hedging purposes and not for speculation. In this regard, the Fund will only purchase call options on securities which are sold short by the Fund. Purchasing call options allows the Fund to hedge against an increase in the price of securities that are sold short by the Fund, by locking in a future purchase price. Such options on securities will generally be held no longer than the Fund maintains a short position in the underlying security. Call options on securities give the Fund the right, but not the obligation, to buy (call) a security at a fixed price during a specified period. When purchasing call options, the Fund pays a non-refundable premium to the party who sells (writes) the option. Following the purchase of a call option, the Fund may liquidate its position by entering into a closing transaction in which the Fund sells an option of the same series as previously purchased.

AMERICAN DEPOSITORY RECEIPTS

         The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the U.S. securities markets. The Fund may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.

         Investments in ADRs may involve greater risks than investments in domestic securities. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there is generally less information available to the public about non-U.S. companies. In addition, foreign investments may include risks related to legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls as the adoption of other foreign governmental restrictions which might adversely affect to value of foreign issuer's stock. The Fund generally does not expect to invest more than 5% of its assets in ADRs.

REPURCHASE AGREEMENTS

         Under a repurchase agreement the Fund acquires a debt instrument subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The Fund will enter into repurchase agreements only with banks that are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market makers in government securities and report to the Market Reports Division of the Federal Reserve Bank of New York and, in either case, only where the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the United States. A repurchase agreement may also be viewed as the loan of money by the Fund to the seller. The resale price specified is normally in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Fund is invested in the agreement and may not be related to the coupon rate on the underlying security. The term of these repurchase agreements will usually be short (from overnight to one week), and at no time will the Fund invest in repurchase agreements of more than sixty days. The securities which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement. The Fund will always receive, as collateral, securities whose market value, including accrued interest, will at least equal 102% of the dollar amount to be paid to the Fund under each agreement at its maturity, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Fund may be delayed or limited. The Fund also may not be able to substantiate its interests in the underlying securities. While management of the Fund acknowledges these risks, it is expected that such risks can be controlled through stringent security selection and careful monitoring procedures. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Fund's net assets would be invested in such repurchase agreements. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, repurchase agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counter-party to the Repurchase Agreements.


                               PORTFOLIO TURNOVER


         Although the primary objective of the Fund is to achieve long term capital appreciation, the Fund may sell securities to recognize gains or avoid potential for loss (without regard to the time it has been held). The Fund intends to follow a strict "buy and sell discipline," under which it will purchase or sell securities whenever the Fund's value criteria are met. A secondary consideration is given, when appropriate, to holding period. The Manager believes that adhering to a strict sell discipline when the Fund's value criteria are met reduces the potential severity of future portfolio valuation declines. However, such discipline may result in portfolio changes, and a portfolio turnover rate higher than that reached by many capital appreciation funds. The annualized portfolio turnover rate during the fiscal year ended August 31, 1997 was 164.92% and during the period September 21, 1995 (commencement of operations) through August 31, 1996 was 139.77%. These rates are higher than many other mutual funds. High portfolio turnover involves additional transaction costs (such as brokerage commissions) which are borne by the Fund, or adverse tax effects. See "Dividends, Capital Gains Distributions and Taxes" in the prospectus.


                             INVESTMENT RESTRICTIONS

         The Fund has adopted the Investment Restrictions set forth below in addition to those discussed in the prospectus. Some of these restrictions are fundamental policies of the Fund, and cannot be changed without the approval of a majority of the outstanding voting securities. As provided in the Investment Company Act of 1940 (the "1940 Act") a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         As a matter of fundamental policy, the Fund will not:

         (a) as to 75% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to cash and cash items, or obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or securities of other investment companies);

         (b) purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer; for purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class;

         (c) make short sales of securities in excess of 25% of the Fund's total assets or purchase securities on margin except for such short-term credits as are necessary for the clearance of transactions;

         (d) purchase or sell commodities or commodity contracts;

         (e) make loans of money or securities, except (i) by the purchase of fixed income obligations in which the Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements (see "Investment Objectives and Policies");

         (f) borrow money, except the Fund may borrow from banks (i) for temporary or emergency purposes not in excess of 5% of the Fund's net assets, or
(ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3 of the value of the Fund's net assets at the time the borrowing was made;

         (g) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets, but only to secure borrowings authorized in the preceding restriction; this restriction does not limit the authority of the Fund to maintain accounts for short sales of securities;

         (h) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in any combination of securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days;

         (i) engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

         (j) purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and may purchase and sell securities which are secured by interests in real estate; therefore, the Fund may invest in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate such as real estate limited partnerships which are listed on a national exchange, however, the Fund will not invest more than 10% of its assets in any one or more real estate investment trusts; and

         (k) invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes; for purposes of this limitation, utility companies will be divided according to their services (e.g. gas, electric, water and telephone) and each will be considered a separate industry; this restriction does not apply to investments in U.S. Government securities, and investments in certificates of deposit and bankers' acceptances are not considered to the investments in the banking industry.

         Non-fundamental policies may be changed by the Board of Trustees, without shareholder approval. As a matter of non-fundamental policy, the Fund will not:

         (a) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

         (b) invest for the purpose of exercising control or management of another company;

         (c) invest in securities of any open-end investment company, except in connection with a merger, reorganization or acquisition of assets and except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended; and

         (d) invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation; this limitation shall not apply to U.S. Government securities.

         So long as percentage restrictions are observed by the Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing fundamental or non-fundamental restrictions.

                               INVESTMENT MANAGER


         The Trust on behalf of the Fund has entered into an investment management agreement with Olstein & Associates, L.P. (the "Investment Manager"), effective as of August 18, 1995 (the "Investment Management Agreement"), for the provision of investment advisory services, subject to the supervision and direction of the Trust's Board of Trustees. Pursuant to the Investment Management Agreement, the Fund is obligated to pay the Investment Manager a monthly fee equal to an annual rate of 1% of the Fund's average daily net assets. This fee is higher than that normally charged by funds with similar investment objectives. The advisory fee paid to the Investment Manager in connection with the services provided to the Fund for the fiscal year ended August 31, 1997, and the period September 21, 1995 (commencement of operations) through August 31, 1996 amounted to $1,375,148 and $887,728, respectively.


         The Investment Management Agreement is subject to annual renewal, and will be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Fund who are not parties thereto or interested persons of any such party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate automatically in the event of its assignment.

         The Investment Manager is organized as a New York limited partnership and is controlled and operated by its general partner, Olstein, Inc., a New York corporation which is wholly-owned by Robert A. Olstein. The Investment Manager has twenty limited partners, who will receive a portion of the income derived from the advisory fee received by Olstein & Associates, L.P. ("Olstein & Associates"). In addition, some of the limited partners are brokers or dealers who may receive up-front commissions from Olstein & Associates for sales of Fund shares, distribution fees for ongoing marketing of Fund shares under a Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), or compensation as broker-dealer employees of companies who execute portfolio transactions for the Fund.

                                   DISTRIBUTOR

         Olstein & Associates acts as distributor of the Fund's shares under a distribution agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust on behalf of the Fund. Olstein & Associates (the "Distributor") will assist in the sale and distribution of the Fund's shares as well as assisting with the servicing of shareholder accounts.

         Olstein & Associates has sole authority to enter into agreements with Selling Dealers, and is responsible for the payment of any up-front commissions and 12b-1 fees payable to Selling Dealers under selling dealer agreements. The Distribution Agreement also provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares.

         The Distribution Agreement became effective as of August 18, 1995, and is subject to renewal on an annual basis. The Agreement will be renewed each year if its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees or, by a vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement terminates automatically in the event of its assignment. The Distribution Agreement is also terminable without payment of a penalty (i) as to the Distributor, by the Fund (by vote of a majority of the Independent Trustees or by a vote of the outstanding voting securities of the Fund) on not less than sixty (60) days' written notice; or (ii) as to the Distributor's own participation, by such Distributor upon sixty (60) days' written notice.

DISTRIBUTION PLAN

         As noted in the Fund's prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby the Fund will pay 1.00% per annum of its average daily net assets to compensate the Distributor or other persons for expenses incurred in connection with the distribution of the Fund's shares and the servicing of shareholder accounts. The fees are paid on a monthly basis, based on the Fund's average daily net assets. Included within the 1.00% payable under the Plan is a 0.75% fee that may be paid to persons as compensation for time spent and expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, sales calls and presentations to potential shareholders, media relations, the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the Distributor. In addition, the Plan includes a payment of 0.25% per annum of average daily net assets of the Fund for shareholder servicing costs. Any expense of distribution in excess of 1.00% per annum will be borne by the Investment Manager without any reimbursement or payment by the Fund.

         The Plan has been approved by the Trust's Board of Trustees, including all of the Independent Trustees as defined in the 1940 Act. The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Distributor in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments by the Fund constitute distribution expenses on behalf of the Fund. The Board of Trustees, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the Independent Trustees.

         The Plan and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.


         The Distributor is required to report in writing to the Board of Trustees, at least quarterly, on the amounts and purpose of any payment made under the Plan, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.


         During the fiscal year ended August 31, 1997 and the period September 21, 1995 (commencement of operations) through August 31, 1996, the Fund paid a total of $1,375,148 and $887,728, respectively, under the Plan for expenses incurred in connection with the distribution of the Fund's shares and the servicing of shareholder accounts. During the fiscal year ended August 31, 1997, Olstein & Associates retained $6,745 of the fees paid pursuant to the Plan and paid the balance to financial institutions or other entities ("Selling Dealers").

                                  ADMINISTRATOR

         Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin, 53201, provides certain administrative services to the Fund pursuant to an Administrative Services Agreement.

         Under the Administrative Services Agreement, the administrator: (1) coordinates with the Custodian and monitors the custodial, transfer agency and accounting services provided to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) maintains such books and records of the Fund as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and after approval by the Fund, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission (the "SEC") and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof;
(9) assists the Fund in the preparation of documents and information needed for meetings of the Board of Trustees and prepares the minutes of Board meetings;
(10) monitors the Fund's compliance with applicable state securities laws; (11) assists the Distributor with the review of advertising literature and the submission of such advertising literature to the National Association of Securities Dealers (the "NASD") for review and approval under applicable NASD rules; (12) assists the Distributor with the preparation of quarterly reports to the Board of Trustees relating to the distribution plan adopted by the Fund pursuant to Rule 12b-1; and (13) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

                  CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

         Firstar Trust Company serves as custodian of the Trust's assets pursuant to a Custody Agreement. Under the Custody Agreement, Firstar Trust Company has agreed to (i) maintain a separate account in the name of the Fund,
(ii) make receipts and disbursements of money on behalf of the Fund, (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Fund concerning the Fund's operations. Firstar Trust Company does not exercise any supervisory function over the purchase and sale of securities.

         Firstar Trust Company also serves as transfer agent and dividend disbursing agent for the Fund under a Shareholder Servicing Agreement. As transfer and dividend disbursing agent, Firstar Trust Company has agreed to (i) issue and redeem shares of the Fund, (ii) make dividend and other distributions to shareholders of the Fund, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts and (v) make periodic reports to the Fund.

         In addition, the Trust has entered into a Fund Accounting Servicing Agreement with Firstar Trust Company pursuant to which Firstar Trust Company has agreed to maintain the financial accounts and records of the Fund and provide other accounting services to the Fund. For its accounting services, Firstar Trust Company is entitled to receive fees, payable monthly, based on the total annual rate of $22,000 for the first $40 million in average net assets of the Fund, 0.01% on the next $200 million of average net assets and 0.005% on average net assets exceeding $240 million (subject to an annual minimum of $22,000). Firstar Trust Company is also entitled to certain out of pocket expenses, including pricing expenses.


                        ALLOCATION OF PORTFOLIO BROKERAGE

         The Fund's portfolio securities transactions are placed by the Investment Manager. The objective of the Fund is to obtain the best available prices in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Investment Manager evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in serving the Investment Manager and its clients. In transactions on equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Investment Manager, better prices and executions are available elsewhere.

         The Investment Manager, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Investment Manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Investment Manager may use research and services provided to it by brokers and dealers in servicing all its clients, including the Fund, and not all such services will be used by the Investment Manager in connection with the Fund. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers. During the fiscal year ended August 31, 1997, the Fund paid $571,532 in brokerage commissions. During the period September 21, 1995 (commencement of operations) through August 31, 1996, the Fund paid $421,109 in brokerage commissions.

         The Investment Manager, which is a member of the NASD and a broker-dealer registered under the Securities Exchange Act of 1934, and certain other Fund affiliates, may act as brokers to execute transactions for the Fund subject to procedures set forth in Rule 17e-1 under the 1940 Act designed to ensure the fairness of such transactions, which include making quarterly reports to the Board of Trustees regarding such brokerage transactions. As a result, in order for such persons to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Investment Manager or other affiliated brokers to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in an arm's-length transaction of a like size and nature.

         The following table shows the amounts of brokerage commissions paid by the Fund to affiliated broker-dealers during the two most recently completed fiscal periods. The table also indicates the identity of such brokers and the reasons for their affiliation, as well as the percentage of the Fund's total dollar amount of commission -- based transactions, and the percentage of the Fund's total commissions paid, during the Fund's most recently completed fiscal year.

                                                                                 Percentage of
                                        Brokerage             Percentage of      Fund's Total
                                       Commissions             Fund's Total       Commission
                                          Paid                 Commissions          based            Reason
                                    FYE           FYE              for          Transactions for      for
          Broker-Dealer           8/31/97       8/31/96*       FYE 8/31/97        FYE 8/31/96      Affiliation
          -------------           -------       --------       -----------        -----------      -----------

Albert Freid Co.                  $33,354       $30,185           5.84%              7.17%         Ltd. Ptnr. of
                                                                                                   Investment
                                                                                                   Manager

Bear, Stearns Securities Corp.    $52,049       $27,940           9.11%              6.63%         Employee's
                                                                                                   spouse is
                                                                                                   Limited Partner
                                                                                                   of Investment
                                                                                                   Manager

Olstein & Associates, L.P.       $143,538        $9,861          25.11%              2.34%         Manager and
                                                                                                   Principal
                                                                                                   Underwriter of
                                                                                                   Fund

Brean Murray Foster Securities         $0        $6,072            --                1.44%         Former Limited
                                                                                                   Partner of the
                                                                                                   Investment
                                                                                                   Manager

*Since commencement of operations on 9/21/95.


         The Investment Manager may from time to time provide investment management services to individuals and other institutional clients, including corporate pension plans, profit-sharing and other employee benefit trusts, and other investment pools. There may be occasions on which other investment advisory clients advised by the Investment Manager may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Manager may average the transactions as to price and allocate the amount of available investments in a manner which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Investment Manager may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

         The Investment Manager is responsible for making the Fund's portfolio decisions subject to the limitations described in the prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of February 24, 1998 the following shareholders were known to own of record more than 5% of the outstanding shares of the Fund:

         Name and Address                     Percentage Ownership
         ----------------                     --------------------

         The Lupa Family Trust                       8.69%
         ATTN Gary Gladstein
         c/o Soros Fund Management
         888 Seventh Ave, 33rd Floor
         New York, NY 10106

                               PURCHASE OF SHARES

         The shares of the Fund are continuously offered by the Distributor. Orders will not be considered complete until receipt by Firstar Trust Company and acceptance by the Distributor of a completed account application form, and receipt of payment for the shares purchased. Once the completed account application and payment are received, orders will be confirmed at the next determined net asset value (based upon valuation procedures described in the prospectus) as of the close of business of the business day on which the completed order is received. Completed orders received by the Fund after the close of the business day will be confirmed at the next day's price.


                                   REDEMPTIONS

         Under normal circumstances investors may redeem shares at any time, subject to any applicable contingent deferred sales charge ("CDSC"). Telephone redemption privileges are available, upon written request, for amounts up to $50,000. The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, less the amount of any applicable CDSC, provided the redemption has been submitted in the manner described in the prospectus. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

         Payment for shares tendered for redemption is generally made by check within seven days after tender in proper form, or earlier if required under applicable law, except that the Fund reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the New York Stock Exchange (the "NYSE") is closed, or trading on the NYSE is restricted by the SEC, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably predictable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

         Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund, during any 90-day period for any one shareholder.

Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

                        OFFICERS AND TRUSTEES OF THE FUND

         The Trustees and principal executive officers and their principal occupations for the past five years are listed below.

                                                   Position and Office             Principal Occupation
  Name and Address                  Age              with the Trust              during the Past Five Years
  ----------------                  ---            -------------------           --------------------------

Robert A. Olstein*                  56             Chairman and President          President, Olstein &
4 Manhattanville Road                                                              Associates, L.P., since
Purchase, NY  10577                                                                1994; President,
                                                                                   Olstein, Inc. since June,
                                                                                   1994; Senior Vice
                                                                                   President/Senior
                                                                                   Portfolio Manager,
                                                                                   Smith Barney Inc. from
                                                                                   1982 until 1994.

Neil C. Klarfeld*                   52             Trustee                         Executive Vice
499 Park Avenue                                                                    President, Park Tower
New York, NY  10022                                                                Realty Corp., since 1979.

Fred W. Lange                       64             Trustee                         President and Portfolio 199
Stanley Avenue                                                                     Manager, Lange Staten
Island, NY  10301                                                                  Financial Services since
                                                                                   1972; Member of the
                                                                                   Board of Trustees of
                                                                                   Wagner College.


John Lohr                           52             Trustee                         Principal, Lockwood
10 Valley Stream Parkway                                                           Financial Group Ltd.,
Malvern, PA  19355                                                                 since January 1996;
                                                                                   Attorney, sole
                                                                                   practitioner, from 1995
                                                                                   until 1996; Senior Vice
                                                                                   President, Smith Barney
                                                                                   Inc., from 1987 until
                                                                                   1995.

D. Michael Murray                   57             Trustee                         President, Murray,
2715 M Street, NW, #300                                                            Sheer & Montgomery,
Washington, DC  20007                                                              since 1968.

Lawrence K. Wein                    55             Trustee                         Managing Director of
55 Corporate Park Drive                                                            Global Transit Services,
Room 23D50                                                                         AT&T, Inc., since
Bridgewater, NJ  08807                                                             1990.

Erik K. Olstein*                    30             Trustee, Secretary              Vice President of Sales,
4 Manhattanville Road                              Assistant Treasurer and         Olstein & Associates,
Purchase, NY  10577                                Chief Compliance                L.P. since 1994; Client
                                                   Officer                         Liaison, Smith Barney
                                                                                   Inc. from 1994 until
                                                                                   1995; Assistant OTC
                                                                                   Trader, Lehman Brothers
                                                                                   Inc. from 1993
                                                                                   until 1994; Officer and
                                                                                   Pilot, U.S. Navy from
                                                                                   1990 until 1993.

Michael Luper                       29             Chief Accounting                Vice President, Olstein
4 Manhattanville Road                              Officer and Treasurer           & Associates, L.P.
Purchase, NY  10577                                                                since 1994; Client
                                                                                   Liaison, Smith Barney
                                                                                   Inc. from 1994 until
                                                                                   1995; Auditor (CPA),
                                                                                   J. H. Cohn & Company
                                                                                   from 1991 until 1994.


* Trustees who are "interested persons" as defined in the Investment Company Act of 1940.

         The officers conduct and supervise the daily business operations of the Trust, while the Trustees, in addition to the functions set forth under "Investment Manager," and "Distribution of Shares" review such actions and decide on general policy. Compensation to officers and Trustees of the Trust who are affiliated with the Investment Manager is paid by the Investment Manager and not by the Trust. Information relating to the compensation to be paid to the Trustees of the Trust is set forth below:

                                                           TOTAL COMPENSATION FROM
                                                           TRUST AND FUND COMPLEX
  NAME AND POSITION                                           PAID TO TRUSTEES
Robert A. Olstein*
Chairman and President                                             None

Erik K. Olstein*
Trustee, Secretary and Assistant Treasurer                         None

Neil C. Klarfeld*
Trustee                                                            None

Fred W. Lange
Trustee                                                           $4,500

John Lohr
Trustee                                                           $4,500

D. Michael Murray
Trustee                                                           $4,500

Lawrence K. Wein
Trustee                                                           $4,500

         The interested Trustees of the Trust receive no compensation for their service as Trustees. For their service as Trustees, the Independent Trustees receive a $2,500 annual fee and $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.

                                    TAXATION

         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:


--------
* Trustees who are "interested persons" as defined in the Investment Company Act of 1940.

         (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. Government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

         (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income each fiscal year; and

         (iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The 1997 Act repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company under state law.

         To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

         The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends as a matter of policy to declare and pay sufficient dividends annually to avoid excise tax but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes. Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

         Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

         Under the 1997 Act, the Fund may designate its capital gain distributions to you according to the following categories of holding periods:

         "Pre-Act long-term capital gains": securities sold by the Fund before May 7, 1997, that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "Mid-term capital gains" or "28 percent rate gain": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are purchased after December 31, 2000. For individuals who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at the higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 18% for investors in the 15% federal income tax bracket.

         Dividends eligible for designation under the dividends received deduction and paid by the Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days. Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividend-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividend received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         The Fund will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same property, 2) enters into an offsetting notional principal contract, or
3) enters into a futures or forward contract to deliver the same or substantially similar property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes.

                               GENERAL INFORMATION

AUDITS AND REPORTS

         The financial statements of the Fund are audited each year by Ernst & Young LLP of Philadelphia, Pennsylvania, independent auditors. Shareholders receive semi-annual and annual reports of the Fund including the annual audited financial statements and a list of securities owned.

CODE OF ETHICS

         The Fund has adopted a Code of Ethics for certain access persons of the Trust, which includes its Trustees and certain officers and employees of the Trust and the Investment Manager. The Code of Ethics is designed to ensure that Fund insiders act in the interest of the Fund and its shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are prohibited from knowingly buying or selling securities which are being purchased, sold or considered for purchase or sale by the Fund. The Code of Ethics contains even more stringent investment restrictions and prohibitions for insiders who participate in the Fund's investment decisions. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

                                   PERFORMANCE

         Total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Fund may include its distribution rate in advertisements. The distribution rate is the amount of distributions per share made by the Fund over a 12-month period divided by the current maximum offering price.

         SEC rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

         As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five or ten-year periods and assumes the deduction of all applicable charges and fees. According to the SEC formula:


                                        n
                                  P(1+T)  = ERV


where:
         P = a hypothetical initial payment of $1,000;

         T = average annual total return;

         n = number of years; and

   ERV   =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or a fractional portion thereof).

         The Fund's average annual return for the fiscal year ended August 31, 1997, without the CDSC applied, was 43.61%. The return with the CDSC applied was 41.11%. The Fund's average annual total return and aggregate total return for the period from September 21, 1995 (commencement of operations) through August 31, 1997 were 27.76% and 61.16% respectively. With the CDSC applied, the average annual total return and aggregate total return for the same period were 27.25% and 59.91%, respectively.

         Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

COMPARISONS AND ADVERTISEMENTS

         To help investors better evaluate how an investment in a Fund might satisfy their investment objective; advertisements, sales literature and other shareholder communications regarding a Fund may discuss yield or total return for such Fund as reported by various financial publications. Advertisements, sales literature and shareholder communications may also compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

Barron's                                     Business Week
CDA Investment Technologies, Inc.            Personal Investor
Kiplinger's Personal Finance                 Personal Investing News
Consumer Digest                              Russell 2000 Index
Financial World                              Russell 2000 Value and Growth Indexes
Forbes                                       S&P 500 Composite Stock Price Index
Fortune                                      S&P SmallCap 600 Index
Investment Company Data, Inc.                S&P MidCap 400 Index
Investor's Daily                             S&P/Barra Growth & Value Indexes
Lipper Mutual Fund Performance Analysis      Success
Lipper Mutual Fund Indices                   The New York Times
Money                                        U.S. News and World Report
Morningstar, Inc.                            USA Today
Mutual Fund Values                           Wall Street Journal
Nasdaq Indexes                               Wiesenberger Investment Companies Services
                                             Wilshire Medium & Small Cap Indexes

         Fund may also from time to time along with performance advertisements, present its investments, as of a current date, in the form of the "Schedule of Investments" included in the Semi-Annual and Annual Reports to the shareholders of the Trust.

                              FINANCIAL STATEMENTS

         The financial statements and financial highlights of the Fund for the fiscal year ended August 31, 1997 which appear in the Fund's Annual Report to Shareholders and the report thereon by Ernst & Young LLP, the Fund's independent auditors, also appearing therein, are incorporated by reference into this Statement of Additional Information. The Annual Report may be obtained, without charge, by writing or calling the Fund's Distributor at the address or number listed on the cover page of this Statement of Additional Information.

                                THE OLSTEIN FUNDS
                                     PART C
                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS:

            (a)      Financial Statements

                     See "Financial Statements" in Part B of this Registration Statement. The Fund's financial statements were previously filed with the Securities and Exchange Commission via EDGAR with the Fund's Annual Report on October 30, 1997 and are incorporated herein by reference.

            (b)      Exhibits:

                     (1)      Agreement and Declaration of Trust.*

                     (2)      By-laws.*

                     (3)      Voting Trust Agreement:
                              Not Applicable.

                     (4) Specimen copy of each security to be issued by the registrant.
                              Not Applicable.

                     (5) Investment Management Agreement between Registrant and Olstein & Associates, L.P. dated August 18, 1995.*

                     (6)      (a)     Distribution Agreement between the
                                      Registrant and Rodney Square Distributors,
                                      Inc. and Olstein & Associates, L.P dated
                                      August 18, 1995.*

                              (b)     Mutual Fund Dealer Agreement between
                                      Olstein & Associates, L.P. and Smith
                                      Barney Inc. dated September 21, 1995.*

                              (c)     Form of Selling Dealer Agreement
                                      between Olstein & Associates, L.P. and
                                      Selected Dealers.*

                              (d)     Selling Dealer Agreement between
                                      Olstein & Associates, L.P. and Bear,
                                      Stearns Securities Corp. dated November
                                      30, 1995.*

                     (7)      Bonus, Profit Sharing and Pension Contracts:
                              Not Applicable.

                     (8)      Custody Agreements:

                              (a) Custody Agreement between the Registrant and Firstar Trust Company dated
                                      February 2, 1998.

                              (b) Special Custody Account Agreement between the Registrant, Firstar Trust Company and Bear, Stearns Securities Corp.

                     (9) Other Material Contracts:

                              (a)     Administration Agreement between the
                                      Registrant and Firstar Trust Company dated
                                      February 2, 1998.

                              (b) Accounting Services Agreement between the Registrant and Firstar Trust Company dated February 2, 1998.

                              (c) Transfer Agency Agreement between the Registrant and Firstar Trust Company dated March 2, 1998.

                     (10) Opinion and Consent of Counsel as to the Legality of the Securities to be Issued.


                     (11)     Consent of Independent Auditors.

                     (12) All Financial Statements Omitted from Item 23. Not Applicable.

                     (13)     Letter of Understanding Relating to Initial
                              Capital.*

                     (14)     Model Plans.
                              Not Applicable.

                     (15) Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 for The Olstein Financial Alert Fund effective as of August 18, 1995.*

                     (16)     Schedule for Computation of Performance
                              Quotations.

                     (17)     Financial Data Schedule.**

                     (18)     Plan Pursuant to Rule 18f-3.
                              Not Applicable.

                     (19)     Trustees Power of Attorney.*

* Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

**       Previously filed with the Securities and Exchange Commission with the
Funds' Form NSAR-B on October 30, 1997 and incorporated herein by reference.


ITEM 25.    PERSONS CONTROLLED OR UNDER COMMON CONTROL WITH THE
            REGISTRANT:

            NONE.

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES:

            The number of record holders of securities of the Registrant as of October 31, 1997 is as follows:

                           (1)                                (2)

                      Title of Class                Number of Record Holders
                      --------------                ------------------------
             The Olstein Financial Alert Fund                 2001

ITEM 27.    INDEMNIFICATION:

            Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Fund shall have any liability to the Fund or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

            Subject to the standards and restrictions set forth in the Fund's Agreement and Declaration of Trust, the Delaware Business Trust Act, Section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

            The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except that no provision in the Agreement and Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that the Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Fund, that his conduct was in the Fund's best interests and (b) in all other cases, that his conduct was at least not opposed to the Fund's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Further, no indemnification shall be made:

            (a) In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

            (b) In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable in the performance of that person's duty to the Fund, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Fund or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

            (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

            In any event, the Fund shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties of office. The Fund shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

            The Trustees and officers of the Fund are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Fund, whether or not the Fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. See also Item 32.


ITEM 28.    BUSINESS AND OTHER CONNECTIONS OF THE
            INVESTMENT MANAGER:


            In addition to acting as the investment manager and principal underwriter for the Fund, Olstein & Associates, L.P. provides brokerage services and related investment advice to institutional and individual investors.

ITEM 29.    PRINCIPAL UNDERWRITER:

            (a) Olstein & Associates, L.P. ("Olstein"), the principal underwriter for the Registrant's securities, does not act as principal underwriter for any other investment companies, but acts as the investment adviser for the Fund.

            (b) The tables below set forth certain information as to the Distributor's Directors, Officers, Partners and Control
                     Persons:

                     Olstein, Inc. is the General Partner of Olstein. The following is a list of the individuals who hold positions either with Olstein, Inc. or are limited partners of Olstein.

                                    POSITIONS AND             POSITIONS AND
NAME AND                            OFFICES WITH              OFFICES WITH
BUSINESS ADDRESS                    UNDERWRITER               THE REGISTRANT
----------------                    -------------             --------------
Robert A. Olstein                   President of              Chairman and
4 Manhattanville Road               Olstein, Inc.;            President
Purchase, New York 10577            Limited Partner
                                    of Olstein

Erik K. Olstein                     Olstein,                  Trustee,
4 Manhattanville Road               Vice President-           Secretary and Assistant Treasurer
Purchase, New York 10577            Sales

Michael Luper                       Olstein,                  Chief Accounting Officer
4 Manhattanville Road               Vice President-           and Treasurer
Purchase, New York 10577            Finance

Olstein, Inc.                       General Partner           None
4 Manhattanville Road
Purchase, New York 10577

Cash Asmussen                       Limited Partner           None
P.O. Box 1861
Laredo, TX  78044-1861

Nick Awad                           Limited Partner           None
144 East 44th Street
New York, NY  10017

Dr. Lewis Bobroff                   Limited Partner           None
4 Catherine Court
Suffern, NY  10901-3104

Harry & Roberta Boltin              Limited Partner           None
6 Laveta Place
Nyack, NY  10960-1604

James Calabrese                     Limited Partner           None
13 Hendrie Lane
Riverside, CT  06878-1810

Catherine Corless                   Limited Partner           None
44 Halley Drive
Pomona, NY  10970-2003

                                    POSITIONS AND             POSITIONS AND
NAME AND                            OFFICES WITH              OFFICES WITH
BUSINESS ADDRESS                    UNDERWRITER               THE REGISTRANT
----------------                    -------------             --------------

Patrick Donaghy                     Limited Partner           None
15 East 26th Street
New York, NY  10010-1501

Anita Fleishman                     Limited Partner           None
11 West 69th Street
New York, NY  10023

Albert Fried & Co.                  Limited Partner           None
40 Exchange Place
New York, NY  10005-2701

Neil Klarfeld                       Limited Partner           Trustee
29 Tamarack Lane
Pomona, NY  10970-2006

Dr. David Langerman                 Limited Partner           None
2 Perth Court
West Nyack, NY  10994-1307

Douglas & Diane LeGrande            Limited Partner           None
97 Birch Hill Road
Weston, CT  06883-1735

Rochelle Nechin                     Limited Partner           None
128 Prospect Avenue
Douglaston, NY  11363-1338

Joan Olstein                        Limited Partner           None
115-7 Hilltop Road
Kinnelon, NJ  07405

Judith Pomerantz                    Limited Partner           None
2 White Pine Drive
Sterlington, NY  10974

Marilyn Portnoy                     Limited Partner           None
7 White Birch Drive
Pomona, NY  10970-3403

Dr. Gary Roebuck                    Limited Partner           None
43 Halley Drive
Pomona, NY  10970-2001

Marie Romano                        Limited Partner           None
447 Windham Court North
Wyckoff, NJ  07481-3472

                                    POSITIONS AND             POSITIONS AND
NAME AND                            OFFICES WITH              OFFICES WITH
BUSINESS ADDRESS                    UNDERWRITER               THE REGISTRANT
----------------                    -------------             --------------

John Vazzana                        Limited Partner           None
40 Exchange Place
New York, NY  10005-2701


Edwin & Harilyn Zimmerman           Limited Partner           None
13652 Rivoli Drive
Palm Beach Gardens, FL  33410

            (c)  Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS:

                     Each account, book or other document required to be
            maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at 4 Manhattanville Road, Purchase, NY 10577, except for those maintained by the Registrant's custodian Firstar Trust Company, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 and the Registrant's Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


ITEM 31.    MANAGEMENT SERVICES:

                     There are no management related service contracts not
            discussed in Part A or Part B.

ITEM 32.    UNDERTAKINGS

            (a)      Not Applicable.

            (b)      Not Applicable.

            (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report for the fiscal year ended August 31, upon request and without charge.

            (d) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders, as directed by Section 16(c) of the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Purchase, and State of New York, on the 27th of February, 1998.

                                         THE OLSTEIN FUNDS


                                         By: /s/ Robert A. Olstein
                                            -------------------------------
                                             Robert A. Olstein,
                                             Chairman and President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below on by the following persons in the capacities and on the date indicated:



Signature                                     Title                           Date
---------                                     -----                           ----
/s/ Robert A. Olstein                      Chairman and                  February 27, 1998
------------------------------             President
Robert A. Olstein

/s/ Erik K. Olstein                        Trustee and                   February 27, 1998
------------------------------             Secretary
Erik K. Olstein

/s/ Michael Luper                          Chief Accounting              February 27, 1998
------------------------------             Officer and Treasurer
Michael Luper

/s/ Neil C. Klarfeld                       Trustee                       February 27, 1998
------------------------------
Neil C. Klarfeld*

/s/ Fred W. Lange                          Trustee                       February 27, 1998
------------------------------
Fred W. Lange*

/s/ John Lohr                              Trustee                       February 27, 1998
------------------------------
John Lohr*

/s/ D. Michael Murray                      Trustee                       February 27, 1998
------------------------------
D. Michael Murray*

/s/ Lawrence K. Wein                       Trustee                       February 27, 1998
------------------------------
Lawrence K. Wein*

    * By: /s/ Robert A. Olstein
         ---------------------------------------------
         Robert A. Olstein, Attorney-in-Fact
         (Pursuant to Power of Attorney filed herewith)